Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (12,547)	$ 812
Unrealized holding (losses) gains on securities designated as available for sale during the year, net of taxes (benefits) of $(1) and $1 in 2020 and 2019, respectively	(2)	4
Comprehensive (loss) income	$ (12,549)	$ 816